Other financial assets - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Equity Investment	$ 3,309	$ 3,372
Firenze Parcheggi [Member]
Disclosure of financial assets [line items]
Percentage of ownership	8.16%